Rights of use of assets (Tables)	12 Months Ended
Jun. 30, 2023
Rights of use of assets
Schedule of the composition of the rights of use of the Group's assets
	06.30.2023	06.30.2022
Farmland	15,235	11,639
Convention center	2,478	2,638
Offices, shopping malls and other buildings	457	37
Machinery and equipment	202	166
Others	367	171
Right-of-use assets	18,739	14,651
Non-current	18,739	14,651
Total	18,739	14,651

Schedule of changes in the Group's rights of use
	06.30.2023	06.30.2022
Beginning of the year	14,651	15,049
Additions	8,433	4,678
Disposals	(3)	-
Depreciation charges	(6,350)	(4,809)
Currency translation adjustment	827	(1,401)
Valorization	1,181	1,134
End of the year	18,739	14,651

Schedule of depreciation charge for rights of use
	06.30.2023	06.30.2022
Farmland	5,890	4,391
Convention center	160	178
Offices, shopping malls and other buildings	2	2
Machinery and equipment	113	116
Others	185	122
Depreciation charge of right-of-use assets (i)	6,350	4,809

Schedule of other charges to income related to rights of use
	06.30.2023	06.30.2022
Lease liabilities interest	(651)	(630)
Results from short-term leases	(184)	(144)
Results from variable leases not recognized as lease liabilities	(834)	(912)